Property, plant and equipment (Buildings without ownership certificate) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment .
Aggregate net book value	¥ 6,209	¥ 7,779